Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 27, 2012
Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2012
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
EGShares Emerging Markets Domestic Demand ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Domestic Demand Index (the “Emerging Markets Domestic Demand Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Domestic Demand Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market domestic demand companies included in the Emerging Markets Domestic Demand Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Emerging Markets Domestic Demand Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase.  The Emerging Markets Domestic Demand Underlying Index is a market capitalization weighted stock market index comprised of a representative sample of 50 emerging market companies in sectors INDXX, LLC determines may have greater exposure to local markets than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, although there is no guarantee that this result will be obtained.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund defines domestic demand companies as companies that are included in the Emerging Markets Domestic Demand Underlying Index at the time of purchase and includes emerging market companies in the consumer goods, consumer services, health care, telecommunications and utilities industries.

The Fund intends to replicate the constituent securities of the Emerging Markets Domestic Demand Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Domestic Demand Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Domestic Demand Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Domestic Demand Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Domestic Demand Underlying Index, the Fund may invest a portion of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which, in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market domestic demand companies included in the Emerging Markets Domestic Demand Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Domestic Demand Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Domestic Demand Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Domestic Demand Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Domestic Demand Concentration  Because the Emerging Markets Domestic Demand Underlying Index is concentrated in the consumer goods, consumer services, health care, telecommunications and utilities industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Domestic Demand Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Domestic Demand ETF | EGShares Emerging Markets Domestic Demand ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.